UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

SEMI-ANNUAL REPORT	JANUARY 31, 2018

Investment Adviser: GQG Partners LLC

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

TABLE OF CONTENTS

Letter to Shareholders	1

Schedule of Investments	4

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-362-8333; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

LETTER TO SHAREHOLDERS

Dear Shareholders:

The benchmark MSCI Emerging Markets Index posted solid gains over the 3- and 6-month periods ended January 31st. We’re pleased to have kept pace with the index over those periods, and perhaps even a bit surprised. I say “surprised” because it is not uncommon for more momentum-oriented funds, which tend to lead the pack lower in bear markets, to perform best for the first 12-18 months of market recovery. Our quality-at-reasonable-price approach seeks the middle path of protecting in down markets and participating in up markets.

One observation we find interesting is that some of the large consumer staples stocks have experienced multiple expansion even as they were experiencing slower earnings growth. We attribute this to these stocks – along with REITS and utilities – being viewed as bond proxies by yield-hungry investors. For the most part we’ve avoided the bond proxies, which has not helped over the past year or so. We feel we are in the early stages of recovery in emerging markets, especially looking at the credit cycle in some of the larger economies. We believe that the shares of low-growth companies bought as income vehicles don’t offer attractive upside potential in a period of heightened economic activity and, in many markets, rising interest rates.

The sharp rise in share prices in the 12 months ended January 31st was a direct result of improved earnings in markets around the world. Earnings estimates were adjusted upward through much of the year as analysts digested the data coming in. Early into the new year, there’s ample reason to believe that 2018 will be another year of healthy economic activity around the globe. While markets will undoubtedly face headwinds over the next 12 months, we expect corporate earnings to continue their ascent, reflecting growth in corporate investment and in consumer spending.

By definition, an active portfolio is overweight some sectors versus the benchmark and underweight others. In discussing position size by sectors, I feel it’s important to stress that we build our portfolios one stock at a time, a fact that distinguishes us from ETFs that buy stocks in order to gain “exposure” to some specific sector or factor (or country or region) – be it finance, tech, consumer staples, etc. in the case of sectors, or high-yield, low-volatility, low-P/E, etc. in the case of factors. Our positions reflect careful consideration of company-specific issues. We’re not buying exposure; we’re buying stocks.

We closed out 2017 notably overweight the Financials sector. Our largest holdings in the sector are, in order, Sberbank, PT Bank Central Asia and B3 SA – Brazil, Bolsa, Balcoã. I’d like to discuss each of these to illustrate why it is that we believe stock-specific research adds value. One point to consider here is that we don’t expect these large positions to be correlated in terms of earnings, which is an important consideration pertinent to portfolio construction; these companies have diversified earnings drivers.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

Sberbank is by far the largest bank in Russia, with a greater-than-50% share of the mortgage market and greater-than-40% share in retail deposits and retail loans. If you’re engaged in a financial transaction in Russia, chances are pretty good that Sberbank is somehow involved. This is an institution whose predecessors were established by the decree of the Emperor Nikolas I in 1841, so it has deep roots and has survived through more than a century and a half of what could be termed some very interesting times. With Russia emerging this past year from a deep economic recession, 2017 earnings are estimated to have climbed by over 20% and we look for double-digit growth over the next few years as the company gains market share, cuts costs and extends its franchise. Sberbank is one of the world’s most profitable banks, with an estimated 2017 ROE of over 22%. It is investing heavily in digital technology to lower costs, improve service and expand its product offerings.

Founded in 1955, PT Bank Central Asia (BCA) is a conservatively run and very well capitalized Indonesian bank benefitting from an improving macro environment in Indonesia, partly a reflection of stronger commodity pricing. All banks in Indonesia have benefitted not only from the improving economy, but also from regulatory reforms enacted since the current government took office in 2014. BCA also is benefitting, though, from its investments in digital banking services. The banks have one of the lowest cost deposit bases in Indonesia with nearly 77% of deposits being current and savings accounts (CASA). Estimates call for low- to mid-teens earnings growth in 2017 – 2019 and a gradual increase in the dividend payout ratio, which stood at 24% in 2016. Yielding 1.0%, BCA trades at about 21x 2018 earnings.

B3 SA – Brazil, Bolsa, Balcoã (B3) is the sole securities, commodities and futures exchange operating in Brazil. It was formed through the March 2017 merger between BM&F Bovespa, an exchange, and Cetip, Latin America’s largest depository of fixed-income securities and Brazil’s largest private-asset clearing house. B3 has a well-diversified revenue stream and is dominant in its markets.

In early 2018, the markets have surged and then slumped, displaying a level of volatility not seen in years. The papers and the pundits are discussing the return of volatility in stock markets that have been suspiciously calm as they climbed higher over the past two years or so. Some people seem to have forgotten (or never learned) a key lesson for successful investment: volatility is a normal trait in healthy capital markets, something you’d expect in markets that are impacted by macro events, micro events, fact and fiction, fear and greed. With the world’s developed economies finally sloughing off the worst effects of the Great Financial Crisis at the same time that two key emerging markets recover from punishing recession, I feel we are returning to an environment in which real interest rates in growing economies are not kept at zero percent and in which large swings in stock prices are fairly common. I welcome this shift, as I believe it will allow active managers to add value through careful stock selection. As I look at our portfolio today, I am very comfortable with our holdings.

Rajiv Jain

Chairman and Chief Investment Officer

GQG Partners LLC

March 2018

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance of the portfolio may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling +1 (866) 362-8333. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns greater than one year are annualized. Performance may reflect agreements to limit a Fund’s expenses, which would further reduce performance if not in effect.

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Neither this material nor any accompanying oral presentation or remarks by a representative is intended to constitute a recommendation of the Fund or a determination of suitability.

Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

There are risks involved with investing in mutual funds, including loss of principal. In addition to the normal risks involved with investing in mutual funds, including loss of principal, investments in smaller companies typically exhibit higher volatility. Current and future holdings are subject to risk. The Fund invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the US or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. It is possible to lose money by investing in securities. The Fund is nondiversified. Any Fund advised by GQG involves significant risks and is suitable only for those persons who can bear the economic risk of the complete loss of their investment. There can be no assurance that any fund will achieve its investment objectives.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Definition of the Comparative Index

MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets countries. With 846 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.7%
	Shares	Value
ARGENTINA — 3.2%
Grupo Financiero Galicia ADR	118,382	$8,263,064
Loma Negra Cia Industrial Argentina ADR *	132,402	3,145,871
MercadoLibre	23,255	9,002,010

		20,410,945

BRAZIL — 5.0%
Brasil Bolsa Balcao	2,624,213	21,610,532
Qualicorp	304,235	2,938,647
Raia Drogasil	220,931	5,889,959
WEG	242,386	1,813,906

		32,253,044

CHINA — 23.7%
51job ADR *	55,813	3,911,933
Alibaba Group Holding ADR *	154,726	31,608,975
Baidu ADR *	23,515	5,806,324
China Resources Gas Group	1,016,860	3,347,735
CITIC Securities, Cl H	1,910,190	5,079,870

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Geely Automobile Holdings	983,157	$3,148,787
Industrial & Commercial Bank of China, Cl H	14,581,779	13,796,056
JD.com ADR *	296,200	14,581,926
Noah Holdings ADR *	126,123	6,231,738
Ping An Insurance Group of China, Cl H	1,694,316	20,070,240
Tencent Holdings	707,595	41,941,206
ZTO Express Cayman ADR *	189,536	2,996,564

		152,521,354

HONG KONG — 4.0%
AIA Group	1,953,272	16,732,092
China Gas Holdings	3,075,621	9,004,944

		25,737,036

HUNGARY — 1.7%
OTP Bank	144,088	6,711,760
Richter Gedeon Nyrt	187,382	4,838,672

		11,550,432

INDIA — 7.7%
HDFC Bank ADR	147,383	16,004,320
Housing Development Finance	644,670	19,828,515
InterGlobe Aviation (A)	387,738	7,406,517
Reliance Industries	420,639	6,357,491

		49,596,843

INDONESIA — 9.0%
Bank Central Asia	15,549,073	26,392,253
Bank Rakyat Indonesia Persero	38,656,907	10,683,090
Sarana Menara Nusantara	30,168,051	8,359,672
Telekomunikasi Indonesia Persero	40,921,573	12,195,323

		57,630,338

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — 2.2%
Grupo Aeroportuario del Pacifico, Cl B	525,694	$5,518,924
Grupo Aeroportuario del Sureste, Cl B	217,576	4,238,991
Infraestructura Energetica Nova	891,565	4,654,314

		14,412,229

NETHERLANDS — 3.3%
ASML Holding	44,077	8,961,128
Heineken	107,038	12,075,494

		21,036,622

RUSSIA — 11.6%
Alrosa PJSC	2,028,691	2,938,499
MMC Norilsk Nickel PJSC	40,123	8,277,569
Rosneft Oil PJSC	1,271,225	7,753,928
Sberbank of Russia PJSC	5,611,381	26,378,340
Sberbank of Russia PJSC ADR ^	418,890	8,440,634
Sberbank of Russia PJSC ADR ^	90,287	1,827,409
Severstal PJSC	174,463	2,849,825
Severstal PJSC GDR	183,259	3,009,113
TCS Group Holding GDR	29,833	650,360
X5 Retail Group GDR *	141,599	5,428,906
Yandex, Cl A *	195,769	7,582,133

		75,136,716

SOUTH AFRICA — 1.0%
Discovery	444,436	6,320,077

SOUTH KOREA — 5.5%
Samsung Electronics	6,285	14,684,717
Samsung Electronics GDR	17,397	20,598,048

		35,282,765

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 3.1%
Taiwan Semiconductor Manufacturing	1,805,118	$15,793,350
Taiwan Semiconductor Manufacturing ADR	101,339	4,591,670

		20,385,020

THAILAND — 3.0%
CP ALL	6,202,970	15,794,599
Kasikornbank NVDR	418,497	3,073,254

		18,867,853

UNITED STATES — 5.7%
Lam Research	55,336	10,597,951
NVIDIA	72,515	17,824,187
Wynn Resorts	49,161	8,140,570

		36,562,708

Total Common Stock (Cost $490,632,043)		577,703,982

PARTICIPATION NOTES — 5.1%
CHINA — 5.1%
Hangzhou Hikvision Digital Technology, Expires 8/29/2019 *	1,467,294	9,215,573
Jiangsu Hengrui Medicine, Expires 9/5/2019 *	414,418	4,937,527
Kweichow Moutai, Expires 9/6/2019 *	107,423	12,927,954
Macquarie Bank Hangzhou Hikvision Digitala, Expires 8/26/2019 *	138,111	867,428
Wuliangye Yibin, Expires 11/18/2019 *	354,911	4,714,019

Total Participation Notes (Cost $26,849,219)		32,662,501

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

PREFERRED STOCK — 1.9%
	Shares	Value
BRAZIL — 1.9%
Itau Unibanco Holding , 0.50% (Cost $9,081,576)	739,234	$12,198,604

Total Investments — 96.7% (Cost $526,562,838)		$622,565,087

Percentages	are based on Net Assets of $643,857,485.

*	Non-income producing security.
^	Trades on the London Stock Exchange and the U.S. OTC Markets.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR	—	American Depositary Receipt
Cl	—	Class
GDR	—	Global Depositary Receipt
PJSC	—	Public Joint Stock Company

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$20,410,945	$—	$—	$20,410,945
Brazil	32,253,044	—	—	32,253,044
China	152,521,354	—	—	152,521,354
Hong Kong	25,737,036	—	—	25,737,036
Hungary	11,550,432	—	—	11,550,432
India	49,596,843	—	—	49,596,843
Indonesia	57,630,338	—	—	57,630,338
Mexico	14,412,229	—	—	14,412,229
Netherlands	21,036,622	—	—	21,036,622
Russia	75,136,716	—	—	75,136,716
South Africa	6,320,077	—	—	6,320,077
South Korea	35,282,765	—	—	35,282,765

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Taiwan	$20,385,020	$—	$—	$20,385,020
Thailand	18,867,853	—	—	18,867,853
United States	36,562,708	—	—	36,562,708

Total Common Stock	$577,703,982	$—	$—	577,703,982

Participation Notes
China	—	32,662,501	—	32,662,501
Total Participation

Notes	—	32,662,501	—	32,662,501

Preferred Stock	12,198,604	—	—	12,198,604

Total Investments in Securities	$589,902,586	$32,662,501	$—	$622,565,087

For the period ended January 31, 2018, there were no transfers between levels, if any, are recognized by the Fund at the end of the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $526,562,838)	$622,565,087
Foreign Currency, at Value (Cost $19,332)	19,334
Cash Equivalent	21,533,823
Receivable for Capital Shares Sold	6,694,064
Receivable for Investment Securities Sold	6,406,823
Dividend Receivable	140,617
Reclaim Receivable	776
Other Prepaid Expenses	29,202

Total Assets	657,389,726

Liabilities:
Payable for Investment Securities Purchased	12,428,269
Accrued Foreign Capital Gains Tax	514,664
Payable to Investment Adviser	427,783
Payable to Administrator	42,155
Payable for Capital Shares Redeemed	24,200
Unrealized Loss on Foreign Spot Currency Contracts	12,331
Shareholder Servicing Fees Payable, Investor Shares	3,566
Chief Compliance Officer Fees Payable	2,006
Other Accrued Expenses and Other Payables	77,267

Total Liabilities	13,532,241

Net Assets	$643,857,485

Net Assets Consist of:
Paid-in Capital	$552,280,902
Distribution in Excess of Net Investment Income	(898,378)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(3,037,853)
Net Unrealized Appreciation on Investments	96,002,249
Accrued Foreign Capital Gains Tax on Appreciated Securities	(514,664)
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	25,229

Net Assets	$643,857,485

Investor Shares:
Net Assets	$10,471,381
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	726,002
Net Asset Value, Offering and Redemption Price Per Share	$14.42

Institutional Shares:
Net Assets	$628,146,374
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	43,442,530
Net Asset Value, Offering and Redemption Price Per Share	$14.46

R6 Shares:
Net Assets	$5,239,730
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	362,368
Net Asset Value, Offering and Redemption Price Per Share	$14.46

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
FOR THE PERIOD ENDED
JANUARY 31, 2018 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$1,912,485
Less: Foreign Taxes Withheld	(203,023)

Total Investment Income	1,709,462

Expenses:
Investment Advisory Fees	1,918,931
Administration Fees	187,888
Trustees’ Fees	7,315
Shareholder Serving Fees, Investor Shares	5,865
Chief Compliance Officer Fees	2,942
Custodian Fees	67,253
Transfer Agent Fees	47,035
Offering Costs	43,046
Registration and Filing Fees	34,168
Legal Fees	17,446
Printing Fees	12,939
Audit Fees	12,157
Other Expenses	13,554

Total Expenses	2,370,539

Less:
Waiver of Investment Advisory Fees	(183,195)

Net Expenses	2,187,344

Net Investment Loss	(477,882)

Net Realized Loss on:
Investments	(1,594,707)
Foreign Currency Transactions	(33,061)

Net Realized Loss	(1,627,768)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	81,934,365
Accrued Foreign Capital Gains Tax on Appreciated Securities	(514,664)
Foreign Currency Translation	36,739

Net Change in Unrealized Appreciation (Depreciation)	81,456,440

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	79,828,672

Net Increase in Net Assets Resulting from Operations	$79,350,790

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended January 31, 2018 (Unaudited)	Period Ended July 31, 2017*
Operations:
Net Investment Income/Loss	$(477,882)	$901,286
Net Realized Loss on Investments and Foreign Currency Transactions	(1,627,768)	(1,504,263)
Net Change in Unrealized Appreciation on Investments, accrued foreign capital gains tax on appreciate securities and Foreign Currency Translation	81,456,440	14,056,374

Net Increase in Net Assets Resulting From Operations	79,350,790	13,453,397

Dividends and Distributions from:
Net Investment Income
Investor Shares	(11,557)	–
Institutional Shares	(1,215,032)	–
R6 Shares	(1,015)	–

Total Dividends and Distributions	(1,227,604)	–

Capital Share Transactions(1):
Investor Shares
Issued	7,655,356	1,975,203
Reinvestment of Distributions	11,205	–
Redeemed	(319,601)	–

Net Investor Shares Transactions	7,346,960	1,975,203

Institutional Shares
Issued	353,338,798	190,409,952
Reinvestment of Distributions	496,879	–
Redeemed	(3,978,172)	(2,427,695)

Net Institutional Shares Transactions	349,857,505	187,982,257

R6 Shares
Issued	4,870,658	260,140
Reinvestment of Distributions	1,014	–
Redeemed	(12,835)	–

Net R6 Shares Transactions	4,858,837	260,140

Net Increase in Net Assets From Capital Share Transactions	362,063,302	190,217,600

Total Increase in Net Assets	440,186,488	203,670,997

Net Assets:
Beginning of Period	203,670,997	–

End of Period (including Undistributed/(Distributions in excess of) Net Investment Income of $(898,378) and $807,108)	$643,857,485	$203,670,997

*	The Fund commenced operations on December 28, 2016.
(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Investor Shares
	Six Months Ended January 31, 2018 (Unaudited)		Period Ended July 31, 2017(1)
Net Asset Value, Beginning of Period	$12.14		$10.00

Income from Investment Operations:
Net Investment Income (Loss)*	(0.04)		0.12
Net Realized and Unrealized Gain	2.34		2.02

Total from Investment Operations	2.30		2.14

Dividends and Distributions:
Net Investment Income	(0.02)		–

Total Dividends and Distributions	(0.02)		–

Net Asset Value, End of Period	$14.42		$12.14

Total Return†	18.99%		21.40%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,471,381		$2,123
Ratio of Expenses to Average Net Assets	1.33%	††	1.33%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.42%	††	1.95%	††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.53	)%††	1.83%	††
Portfolio Turnover Rate	23%	‡	45%	‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on December 28, 2016.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Institutional Shares
	Six Months Ended January 31, 2018 (Unaudited)		Period Ended July 31, 2017(1)

Net Asset Value, Beginning of Period	$12.17		$10.00

Income from Investment Operations:
Net Investment Income (Loss)*	(0.02)		0.14
Net Realized and Unrealized Gain	2.34		2.03

Total from Investment Operations	2.32		2.17

Dividends and Distributions:
Net Investment Income	(0.03)		–

Total Dividends and Distributions	(0.03)		–

Net Asset Value, End of Period	$14.46		$12.17

Total Return†	19.11%		21.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$628,146,374		$201,233
Ratio of Expenses to Average Net Assets	1.08%	††	1.08%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.17%	††	1.69%	††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.23	)%††	2.08%	††
Portfolio Turnover Rate	23%	‡	45%	‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on December 28, 2016.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

	R6 Shares
	Six Months Ended January 31, 2018 (Unaudited)		Period Ended July 31, 2017(1)

Net Asset Value, Beginning of Period	$12.17		$10.00

Income from Investment Operations:
Net Investment Income (Loss)*	(0.03)		0.10
Net Realized and Unrealized Gain	2.35		2.07

Total from Investment Operations	2.32		2.17

Dividends and Distributions:
Net Investment Income	(0.03)		–

Total Dividends and Distributions	(0.03)		–

Net Asset Value, End of Period	$14.46		$12.17

Total Return†	19.11%		21.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$5,239,730		$315
Ratio of Expenses to Average Net Assets	1.08%	††	1.08%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.17%	††	1.85%	††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.52	)%††	1.53%	††
Portfolio Turnover Rate	23%	‡	45%	‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on December 28, 2016.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the GQG Partners Emerging Markets Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. GQG Partners LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Investor Shares, Institutional Shares and R6 Shares. The Fund commenced operations on December 28, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Funds Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not”

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

(i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income,

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended January 31, 2018, the Fund paid $187,888 for these services.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

The Fund has adopted a Shareholder Servicing Plan (the “Plan”) that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Fund’s Investor Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 1.08% of the average daily net assets of each of the Fund’s share classes until November 30, 2018 (the “Contractual Expense Limit”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Contractual Expense Limit. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2018. As of January 31, 2018, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $263,081 and $183,195 expiring in 2020 and 2021, respectively.

6. Investment Transactions:

For the period ended January 31, 2018, the Fund made purchases of $460,622,944 and sales of $87,992,821 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

7 . Share Transactions

	Six Months Ended January 31, 2018* (Unaudited)	Period Ended July 31, 2017*
Investor Shares
Issued	567,081	174,850
Reinvestment of Distributions	848	–
Redeemed	(16,777)	–

Total Investor Shares Transactions	551,152	174,850

Institutional Shares
Issued	27,171,827	16,748,776
Reinvestment of Distributions	37,529	–
Redeemed	(305,725)	(209,877)

Total Institutional Shares Transactions	26,903,631	16,538,899

R6 Shares
Issued	337,323	25,843
Reinvestment of Distributions	77	–
Redeemed	(875)	–

Total R6 Shares Transactions	336,525	25,843

Net Increase in Shares Outstanding From Share Transactions	27,791,308	16,739,592

*	The Fund commenced operations on December 28, 2016

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

As of July 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,227,505
Short-Term Capital Loss Carryforwards	(991,284)
Unrealized Appreciation	13,178,695
Other Temporary Differences	38,481

Total Distributable Earnings	$13,453,397

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years and passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at January 31, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 526,562,838	$99,739,090	$ (3,736,841)	$96,002,249

9. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

10. Concentration of Shareholders:

At January 31, 2018, the percentages held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding, was as follows:

	No. of Shareholders	% Ownership
GQG Partners Emerging Markets Equity Fund, Institutional Shares	2	58%
GQG Partners Emerging Markets Equity Fund, Investor Shares	2	76%
GQG Partners Emerging Markets Equity Fund, R6 Shares	3	84%

11. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Regulatory Matters

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from August 1, 2017 to January 31, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/01/17	Ending Account Value 1/31/18	Annualized Expense Ratios	Expenses Paid During Period*
Investor Shares
Actual Portfolio Return	$1,000.00	$1,189.00	1.33%	$7.34
Hypothetical 5% Return	1,000.00	1,018.50	1.33	6.77
Institutional Shares
Actual Portfolio Return	$1,000.00	$1,191.10	1.08%	$5.96
Hypothetical 5% Return	1,000.00	1,019.76	1.08	5.50
R6 Shares
Actual Portfolio Return	$1,000.00	$1,191.10	1.08%	$5.96
Hypothetical 5% Return	1,000.00	1,019.51	1.08	5.50

*	Unless otherwise stated, expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown.)

GQG Partners Emerging Markets Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-362-8333

Investment Adviser:

GQG Partners LLC

350 East Las Olas Boulevard, Suite 1100

Fort Lauderdale, Florida 33301

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GQG-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: April 10, 2018